Rule 497(e)
                                      Registration Nos. 333-210186 and 811-23147


                     FIRST TRUST EXCHANGE-TRADED FUND VIII

                 FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF
                                  (the "Fund")

              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 15, 2017
                                      AND
          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 15, 2017

                            DATED FEBRUARY 28, 2017


      1. Notwithstanding anything to the contrary in the Fund's Prospectus, the first sentence of the section entitled "Principal Investment Strategies" is replaced in its entirety with the following:

            "Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities."

      2. Notwithstanding anything to the contrary in the Fund's Statement of Additional Information, the first sentence of the section entitled "Investment Strategies" is replaced in its entirety with the following:

            "Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities."





             PLEASE KEEP THIS SUPPLEMENT WITH THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE